INSURANCE AND REINSURANCE RESULT (Tables)	12 Months Ended
Dec. 31, 2024
INSURANCE AND REINSURANCE RESULT [Abstract]
Insurance and Reinsurance
a)	This item consists of the following:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)
Contracts measured under BBA* and VFA (b)	204,578	226,125	211,323
Contracts measured under PAA	3,574,816	3,629,283	3,321,947
Income from the Insurance Service	3,779,394	3,855,408	3,533,270

Expenses for incurred claims and other expenses net of change of past services	(2,062,848)	(2,232,672)	(2,122,652)

Losses in onerous contracts and reversal of losses	(15,801)	(17,181)	(92,530)
Others	(7,128)	(3,134)	(15,741)
Insurance service expenses	(2,085,777)	(2,252,987)	(2,230,923)

Insurance service result	1,693,617	1,602,421	1,302,347

	2024	2023	2022
	S/(000)	S/(000)	S/(000)
Income from reinsurance recoveries	179,617	448,491	317,110

Premiums allocated to the current period	(674,214)	(839,812)	(778,009)
Expenses for assigning the premiums paid to the reinsurer	(674,214)	(839,812)	(778,009)

Reinsurance result	(494,597)	(391,321)	(460,899)

(*)	Building Block Approach (BBA)

Contracts Measured under BBA and VFA
b)	The result of contracts measured under BBA and VFA is detailed below:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)
Amounts related to changes in liabilities for the remaining coverage:
CSM recognized for services provided	125,610	128,639	131,588
Change in risk adjustment for non-financial risk	9,907	12,357	15,982
Expenses for insurance services and expected claims occurred	61,933	81,995	65,329
Cash recovery for the purchase of insurance	7,128	3,134	(1,576)
Contracts measured under BBA and VFA	204,578	226,125	211,323

Onerous and Non-onerous Contracts
c)	The impact of the new business for onerous and non-onerous contracts is detailed below:

	2024
	Onerous contracts	Non-onerous contracts	Total
	S/(000)	S/(000)	S/(000)
Estimates of the present value of future outflows:
Insurance Acquisition Cash Flows	27,948	128,252	156,200
Claims and other directly attributable expenses	445,384	886,382	1,331,766
Estimates of the present value of future inflows	(446,274)	(1,143,887)	(1,590,161)
Risk adjustment for non-financial risk	4,078	5,550	9,628
CSM	–	123,703	123,703
Impact on provisions for contracts recognized in the period	31,136	–	31,136

	2023
	Onerous contracts	Non-onerous contracts	Total
	S/(000)	S/(000)	S/(000)
Estimates of the present value of future outflows:
Insurance Acquisition Cash Flows	21,123	85,120	106,243
Claims and other directly attributable expenses	135,905	658,515	794,420
Estimates of the present value of future inflows	(138,467)	(856,323)	(994,790)
Risk adjustment for non-financial risk	1,913	6,225	8,138
CSM	–	106,463	106,463
Impact on provisions for contracts recognized in the period	20,474	–	20,474

	2022
	Onerous contracts	Non-onerous contracts	Total
	S/(000)	S/(000)	S/(000)
Estimates of the present value of future outflows:
Insurance Acquisition Cash Flows	14,022	72,277	86,299
Claims and other directly attributable expenses	165,170	468,718	633,888
Estimates of the present value of future inflows	(167,263)	(668,931)	(836,194)
Risk adjustment for non-financial risk	2,562	7,569	10,131
CSM	–	120,367	120,367
Impact on provisions for contracts recognized in the period	14,491	–	14,491

Contractual Service Margin in Loss Component
d)	Below we present the estimate of the release of CSM over the years considering reversals of the loss component:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)
One year	122,859	113,378	115,614
Two years	125,636	115,736	148,085
Three years	126,066	116,736	164,542
Four years	124,387	117,284	165,924
Five years	120,257	114,531	152,654
From 6 to 10 years	517,669	494,953	413,518
Older than 10 years	1,074,187	1,011,435	217,278
Total	2,211,061	2,084,053	1,377,615

Composition of Underlying Assets Related to Contracts with Direct Participation Features
e)	The composition of underlying assets related to contracts with direct participation features is detailed below:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)
IL Controlled	76,946	91,502	84,570
IL Controlled Soles	3,992	1,433	187,088
IL Balanced	193,410	186,879	72,059
IL Balanced II	93,044	79,671	370,484
IL Global Balanced	13,648	1,073	75,301
IL Capitalized	425,552	382,326	328
IL Capitalized II	122,413	87,527	190
IL Global Growth	18,636	804	198
IL Sustainable Capitalization	–	259	–

Contractual Service Margins for Insurance Contracts Portfolios
f)	The impact on the current period of the transition approaches adopted to establishing CSMs for insurance contracts portfolios is disclosed in the table below:

	2024	2023	2022
	S/(000)	S/(000)	S/(000)
CSM at the beginning of the period	887,586	992,526	1,292,358
Changes in estimates adjusting the CSM	(33,955)	(11,445)	(182,240)
Changes related to future service	(33,955)	(11,445)	(182,240)
CSM recognized in consolidated statement of income for services rendered	(91,995)	(102,878)	(117,518)
Interest expense on insurance contracts issued (interest on CSM)	23,975	28,279	38,896
Changes related to the current service	(68,020)	(74,599)	(78,622)
Other changes	9,324	(18,896)	(38,970)
CSM at the end of the period	794,935	887,586	992,526